Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 13, 2018
Document Creation Date	dei_DocumentCreationDate	Nov. 14, 2018